Risk Management Activities - Market Risk - Interest Rate - Narrative (Detail) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)
Disclosure of Financial Risk Management [line items]
Borrowings	$ 2,495.6			$ 1,236.5
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to SOFR interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	782.5
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations				215.5
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to CORRA interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	1,004.6	$ 1,444.9
Sensitivity to interest rates | Interest bearing borrowings | Change in canadian dollar offered rate
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations				23.9	$ 31.6
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to BBSY interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 210.6		$ 340.0	$ 0.0		$ 0.0